Acquisitions and disposals (Details Narrative) $ in Millions		1 Months Ended			2 Months Ended	3 Months Ended	12 Months Ended
	Dec. 07, 2023 ARS ($)	Aug. 31, 2023 USD ($)	Jul. 24, 2023 USD ($)	Oct. 31, 2022 USD ($)	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024 ARS ($)	Jun. 30, 2023 USD ($) ft²	Jun. 30, 2023 ARS ($) ft²	Jun. 30, 2022 ARS ($)	Oct. 05, 2023 ARS ($) ft²	Aug. 09, 2023 ARS ($) ft²
Statement [Line Items]
Sales of property							$ 46,437.0		$ 84,129.0	$ 208,060.0
Description of Ezpeleta land plot Barter Agreement	The transaction price was set at USD 16.4 million and will be paid to IRSA through the delivery of 125 single-family lots of the project and also 40% of the buildable square meters of the multifamily lots of said project
Cash consideration	$ 62.3
Sale of 261 Della Paolera [Member]
Statement [Line Items]
Covering a total area | ft²								4,937	4,937		2,395	1,184
Transaction price											$ 14.9	$ 6.3
Vista al Muelle - Boating Trust transaction [Member]
Statement [Line Items]
Sales of property				$ 6,800,000
Sold units				5,000,000
Profit of operation				$ 1,000,000
Sale of GCDI common-shares [Member]
Statement [Line Items]
Sold of common shares description					During the months of November and December 2023, IRSA sold 1,583,560 common-shares of GCDI, equivalent to 0.17% of the capital share, for a total of ARS 25.5 million.	during the first quarter of 2024, IRSA sold 5,017,588 common-shares of GCDI, equivalent to 0.55% of the capital share, for a total of ARS 165 million
Sale of Maple Building [Member]
Statement [Line Items]
Cash received			$ 750,000
Remaining balance			3,000,000
Total operation			6,750,000
Bailment amount			750,000.00
Provision of services by the buyer			500,000
Remaining amount paid in installment			$ 2,500,000
Interest rate			5.00%
Equal and consecutive installments			$ 250,000
Sale of Quality Investment S.A. [Member]
Statement [Line Items]
Representing of the share capital		50.00%
Sold and transferred ownership		100.00%
Transaction amount		$ 22,900,000
Interest rate		7.00%
Amount recieved transfer of shares		$ 21,500,000						$ 1,400,000